INCOME TAXES (Details 3)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Statutory rate	25.00%	25.00%	25.00%
Effect of preferential tax treatment	6.00%	(8.00%)	(9.00%)
Effect of different tax jurisdiction	8.00%	(6.00%)	(2.00%)
Permanent book-tax difference	(1.00%)	0.00%	4.00%
Change in valuation allowance	(14.00%)	(2.00%)	1.00%
Under/(Over) provision in prior year	(24.00%)	(9.00%)	(19.00%)
Effective income tax rate	0.00%	0.00%	0.00%